(Vanguard Total Stock Market Index Fund Signal) (Vanguard Total Stock Market Index Fund)	12 Months Ended
Dec. 31, 2011
Vanguard Total Stock Market Index Fund - Investor Shares
Risk/Return:
Acquired Fund Fees and Expenses	0.01%
Vanguard Total Stock Market Index Fund - Admiral Shares
Risk/Return:
Acquired Fund Fees and Expenses	0.01%
Vanguard Total Stock Market Index Fund - Institutional Shares
Risk/Return:
Acquired Fund Fees and Expenses	0.01%
Vanguard Total Stock Market Index Fund - ETF Shares
Risk/Return:
Acquired Fund Fees and Expenses	0.01%
Vanguard Total Stock Market Index Fund - Signal Shares
Risk/Return:
Acquired Fund Fees and Expenses	0.01%